Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2018
Retirement Benefits [Abstract]
Schedule of inputs were used in benefit calculations
The following inputs were used in benefit calculations:

	Years ended March 31,
	2018	2017
Discount rate at April 1, 2017 and 2016	0.6%	0.5%
Expected rate of return on plan assets at April 1, 2016 and 2015	2.5%	2.5%
Discount rate at March 31, 2018 and 2017	0.9%	0.6%
Expected rate of return on plan assets at March 31, 2018 and 2017	1%-2.5%	2.5%
Future salary increases	1.5%	1.0%
Future pension increases	0.0%	0.0%
Expected average remaining working lives in years	11	11

Schedule of change in the projected benefit obligations
The change in the projected benefit obligations for the years ended March 31, 2018 and 2017 is as following:

	For the years ended March 31,
	2018	2017
Balance at the beginning of period	$1,041	$1,989
Acquisition of Excelian Luxoft Financial Services AG	7,213	—
Interest cost	33	9
Current service cost	623	458
Prior service costs	132	—
Contributions by plan participants	2,708	(742)
Actuarial loss on obligation	1,304	(619)
Plan amendments	(412)	—
Foreign currency exchange rate changes	369	(54)
Balance at the end of period	$13,011	$1,041

Schedule of fair value of pension plan's investments
The fair value of pension plan's investments is presented below. The valuation techniques used to measure the fair value of these assets are discussed in Note 2 and have been applied consistently.

	For the years ended March 31,
	2018	2017
Balance at the beginning of period	$625	$1,199
Acquisition of Excelian Luxoft Financial Services AG	5,010	—
Actual return on plan assets	484	(50)
Contribution paid	403	251
Contributions by plan participants	132	—
Benefits (paid)/deposited	2,708	(742)
Foreign currency exchange rate changes	253	(33)
Balance at the end of period	$9,615	$625

Schedule of the funded status of the plan
The funding status of the plan and the amounts recognized in the statement of financial position as of March 31, 2018 and 2017, respectively, are as follows:

	As of March 31,
	2018	2017
Benefit obligations	$13,011	$1,041
Fair value of plan assets	9,615	625
Underfunded	$3,396	$416